Consolidated Statements of Operations and Comprehensive Loss (Details) - Schedule of employee benefits expenses - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statements of Operations and Comprehensive Loss (Details) - Schedule of employee benefits expenses [Line Items]
Employee benefits expenses	€ 14,083,664	€ 12,442,493	€ 8,361,239
Wages and salaries [Member]
Consolidated Statements of Operations and Comprehensive Loss (Details) - Schedule of employee benefits expenses [Line Items]
Employee benefits expenses	6,863,423	6,919,166	6,270,757
Social security contributions (employer's share) [Member]
Consolidated Statements of Operations and Comprehensive Loss (Details) - Schedule of employee benefits expenses [Line Items]
Employee benefits expenses	672,534	671,697	551,804
Equity-settled share-based payment expenses [Member]
Consolidated Statements of Operations and Comprehensive Loss (Details) - Schedule of employee benefits expenses [Line Items]
Employee benefits expenses	6,044,356	4,332,205	1,116,791
Other [Member]
Consolidated Statements of Operations and Comprehensive Loss (Details) - Schedule of employee benefits expenses [Line Items]
Employee benefits expenses	€ 503,351	€ 519,425	€ 421,887